UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing the Report:

Name:	 Pillar Point Equity Management, LLC
Address: 333 Gellert Boulevard, Suite 121
	 Daly City, CA 94015

Form 13-F File Number:  028-05231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Craig A. MacLeod
Title:	Secretary
Phone:	650-758-0134

Signature, Place and Date of Signing:

	Craig A. MacLeod		Daly City, CA	May 10, 2000

Report Type (Check only one.):

[  ]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[ X]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

	Form 13F File Number		Name

	28-6122			Pillar Point Capital Management, Inc.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  13

Form 13F Information Total Value Total:  $9,102

List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107      336  3070.00 SH       SOLE                  3070.00
DELL COMPUTER CORP             COM              247025109      221  4100.00 SH       SOLE                  4100.00
EMC CORP                       COM              268648102      517  4100.00 SH       SOLE                  4100.00
GAP INC                        COM              364760108      394  7900.00 SH       SOLE                  7900.00
GATEWAY INC                    COM              367626108      260  4900.00 SH       SOLE                  4900.00
LOWE'S COMPANIES INC           COM              548661107      239  4100.00 SH       SOLE                  4100.00
MCI WORLDCOM INC               COM              55268B106      243  5369.00 SH       SOLE                  5369.00
ORACLE CORP                    COM              68389X105     1322 16936.00 SH       SOLE                 16936.00
QUALCOMM INC                   COM              747525103     1807 12100.00 SH       SOLE                 12100.00
SUN MICROSYSTEMS INC           COM              866810104      637  6800.00 SH       SOLE                  6800.00
TEXAS INSTRUMENTS INC          COM              882508104      368  2300.00 SH       SOLE                  2300.00
VERITAS SOFTWARE CORP          COM              923436109     2225 16987.50 SH       SOLE                 16987.50
NOKIA CORP SPONSORED ADR       ADR              654902204      533  2400.00 SH       SOLE                  2400.00